TRADE AND OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
TRADE AND OTHER RECEIVABLES
Trade and other receivables	$ 645	$ 140
Prepaids	1,187	628
Other taxation and social security		2,311
Total trade and other receivables	$ 1,832	3,079
GST Notice 324 from the Canadian Revenue Authority
TRADE AND OTHER RECEIVABLES
Tax receivables		$ 2,300